Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Income (Expenses), Net

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Gain on disposal of scrapped materials	59,380	43,652	51,077
Royalty income	43,224	12,336	2,962
Gain on disposal of items purchased on behalf of others	31,268	15,080	30,140
Gain on disposal of property, plant and equipment, net	14,274	20,271	48,070
Insurance compensation income	147	10,435	—
Impairment loss on property, plant and equipment	—	(9,938)	—
Others	(779)	1,092	3,329

	147,514	92,928	135,578